Fair Value Measurement	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 4 - Fair Value Measurement

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	June 30, 2023			December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	USD thousands
	(Unaudited)
Money Market funds (1)	507	-	-	447	-	-
U.S. Treasury securities (1)	2,267	-	-	4,197	-	-
Corporate bonds (1)	-	25,213	-	-	32,516	-
Commercial papers (1)	-	11,928	-	-	7,030	-
U.S. government agency securities (1)	-	16,564	-	-	9,399	-
Foreign bonds (1)	-	-	-	-	1,700	-
Contingent consideration (2)	-	-	(2,972)	-	-	(911)
Warrants for ordinary shares (3)	-	-	(104)	-	-	(155)
	2,774	53,705	(3,076)	4,644	50,645	(1,066)

(1)	The following tables summarize the composition of marketable securities as of June 30, 2023:

	June 30, 2023
	Amortized Cost	Unrealized Gain/Losses	Fair Value
	USD thousands
	(Unaudited)
Money market funds	507	-	507
Available-for-sale debt securities
Corporate bonds	25,335	(122)	25,213
Commercial papers	11,928	-	11,928
U.S. government agency securities	16,655	(91)	16,564
U.S. Treasury securities	2,272	(5)	2,267
Total	56,190	(218)	55,972
	56,697	(218)	56,479

Accrued interest in an amount of $254 thousand are included in marketable securities on the consolidated balance sheets as of June 30, 2023.

The following table summarizes the fair value and amortized cost of the available-for-sale debt securities by contractual maturity as of June 30, 2023:

	June 30, 2023
	Amortized Cost	Fair Value
	USD thousands
	(Unaudited)
Due within one year	48,054	47,911
Due after one year through two years	8,136	8,061
Total	56,190	55,972

(2)	Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a level 3 measurement within the fair value hierarchy.

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

USD thousands
(Unaudited)
Fair value as of January 1, 2023	911
Change in fair value	2,061
Fair value as of June 30, 2023	2,972

As of June 30, 2023, the Company evaluated the contingent consideration based on updated revenue growth assumptions, the Company’s ordinary shares fair value, and predominantly on the probability of the merger with Urgently Inc., resulting with an increase in the liability for contingent consideration of $2,061 thousand during the six-month period ended June 30, 2023.

(3)
In connection with the recapitalization, on August 13, 2021, the Company issued 5,200,000 private warrants, each exercisable to 1/15 ordinary share of the Company. The warrants were classified as a liability measured at fair value, with changes in fair value each period reported in the consolidated statements of operations. Refer to note 6.

Other financial instruments consist mainly of cash and cash equivalents, deposits, receivables, and accounts payable. The fair value of these financial instruments approximates their carrying values.